Offerings - Offering: 1	Jul. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	48.395
Maximum Aggregate Offering Price	$ 48,395,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,409.28
Offering Note

(1)

This Registration Statement also includes an indeterminate number of additional shares of common stock of Red Violet, Inc. (the “Company” or “Red Violet”) as may be issuable pursuant to the Amended and Restated Red Violet, Inc. 2018 Stock Incentive Plan (the "Plan"), as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Shares of common stock issuable under the Plan include awards of common stock to be issued in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and performance units granted under the Plan.

(2)

Calculated solely for purposes of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, as amended, based on the average of the high and low prices of the Company's common stock quoted on the Nasdaq Capital Market on July 1, 2025.